As filed with the Securities and Exchange Commission on December 7, 2015

File Nos. 033-03149 and 811-04581

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 51

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 53

____________________________________________________________________________________________

CORNERCAP GROUP OF FUNDS

The Peachtree, Suite 1700, 1355 Peachtree Street NE

Atlanta, Georgia 30309

(Address of Principal Executive Offices)

404-870-0700

Thomas E. Quinn

The Peachtree, Suite 1700, 1355 Peachtree Street NE

Atlanta, Georgia 30309

(Name and Address of Agent for Service)

Copies to:

Andrew Sachs, Esq.,

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101-2400

____________________________________________________________________________________________

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[X]	on December 15, 2015, pursuant to Rule 485, paragraph (b)(1)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on __________, pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on , pursuant to Rule 485, paragraph (a)(2)
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CORNERCAP GROUP OF FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A:  The Prospectus for the CornerCap Group of Funds is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on October 9, 2015, accession number 0001435109-15-000920 (“PEA No. 50”).

Part B: The Statement of Additional Information for CornerCap Group of Funds is incorporated herein by reference to PEA No. 50.

Part C:  Incorporated herein by reference to PEA No. 50.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 15, 2015, the effectiveness of the registration statement for the CornerCap Group of Funds, filed in Post-Effective Amendment No. 50 on October 9, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that is has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, and State of Georgia on December 7, 2015.

CornerCap Group of Funds, Registrant

/s/ Thomas E. Quinn
Thomas E. Quinn, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on December 7, 2015.

/s/ Thomas E. Quinn
Thomas E. Quinn
Trustee, President, Treasurer
Attorney in Fact

/s/ Richard L. Boger
Richard L. Boger, Trustee*

/s/ Laurin M. McSwain
Laurin M. McSwain, Trustee*

/s/ Leslie W. Gates
Leslie W. Gates, Trustee*

/s/ G. Harry Durity
G. Harry Durity, Trustee*

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
As Power of Attorney
* Pursuant to powers of attorney previously filed.